Oct. 30, 2020

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

iShares Trust

Supplement dated October 30, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus for each of the iShares Emerging Markets Dividend ETF, dated September 1, 2020, iShares MSCI Emerging Markets Min Vol Factor ETF and iShares MSCI Global Min Vol Factor ETF, each dated December 30, 2019 (as revised August 17, 2020), and iShares MSCI USA Momentum Factor ETF, dated November 29, 2019 (as revised August 17, 2020), and for the Statement of Additional Information for the iShares Emerging Markets Dividend ETF, dated September 1, 2020

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and Statement of Additional Information for each Fund.

Change in each Fund’s “Principal Investment Strategies”

The section of each Fund’s Summary Prospectus and Prospectus entitled “Diversification Policy” is hereby deleted in its entirety.

Change in each Fund’s “Summary of Principal Risks”

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks—Non-Diversification Risk” is hereby deleted in its entirety.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.